Financial Risk Management - The closing loss allowances for trade receivables and contract assets (Details) - Trade receivables and contract assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Provision for loss allowance for both trade receivables and contract assets
Balance at January 1,	$ 82,891
Balance at December 31,	112,670	$ 82,891
Provision for loss allowance
Reconciliation of Provision for loss allowance for both trade receivables and contract assets
Balance at January 1,	(60,510)	(57,633)
Disposal of subsidiaries	310
Bad debts of the year	(13,432)	(12,287)
Recoveries	17,931	8,098
Write off	3,684	359
Translation differences and inflation adjustment	22,299	953
Balance at December 31,	$ (29,718)	$ (60,510)